Financial instruments and risk management (Details Narrative) € in Thousands, $ in Thousands	Jun. 30, 2023 USD ($)	Jun. 30, 2023 EUR (€)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 EUR (€)
Financial Instruments And Risk Management
Cash	$ 20	€ 3,000	$ 300	€ 7,800